Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the years ended December 31, 2017, 2016 and 2015:

	For the twelve-month year ended December 31,
Other operating income	2017	2016	2015

Grants	59,707	59,085	67,859
Income from various services and insurance proceeds	21,137	6,453	998
Total	80,844	65,538	68,857

Other operating expenses
	For the twelve-month year ended December 31,
Other operating expenses	2017	2016	2015
Leases and fees	(6,641)	(5,309)	(3,865)
Operation and maintenance	(129,873)	(133,292)	(116,405)
Independent professional services	(36,178)	(30,515)	(19,046)
Supplies	(20,350)	(17,177)	(18,001)
Insurance	(24,289)	(23,390)	(20,277)
Levies and duties	(52,409)	(44,440)	(32,352)
Other expenses	(14,721)	(6,195)	(14,882)
Total	(284,461)	(260,318)	(224,828)